Goodwill	12 Months Ended
Jun. 30, 2022
Goodwill.
Goodwill
12.	Goodwill

The carrying amount and movements of goodwill was as follows:

$
Balance at July 1, 2020	32,296
Addition through business combinations (Note 20)	235,102
Balance at June 30, 2021	267,398

Addition through business combinations (Note 20)	34,296
Goodwill Impairment	(91,685)
Balance at June 30, 2022	210,009

The addition to goodwill for the year ended June 30, 2022 was from the acquisition of NetFortris Corporation on March 28, 2022 (Note 20(c)) and M2 Telecom LLC on July 16, 2021 (Note 20(b)). For the year ended June 30, 2021, the addition to goodwill was from the acquisition of StarBlue Inc. on March 31, 2021 (Note 20(a)).

The Company performed an annual impairment test for its single CGU as at June 30, 2022. The recoverable amount of the Company’s only CGU (“Sangoma”) was determined based on a fair value less costs to sell valuation model which used cash flow projections based on financial forecasts from management covering a four-year period and an after-tax discount rate of 14.3% (pre-tax – 16.1%) per annum. The terminal value beyond the four-year period was determined using an enterprise value to revenue exit multiple based on peer group valuations. The cash flow projections used in estimating the recoverable amount were generally consistent with results achieved historically adjusted for anticipated growth. The Company concluded that the carrying value of its Sangoma CGU was higher than the recoverable amount and a non-cash goodwill impairment charge totaling $91,685 was recognized in the year ended June 30, 2022 (year ended June 30, 2021 - $nil). As at June 30, 2022, the carrying value of the Sangoma CGU was $508,710 and the recoverable amount was $417,025 giving rise to an impairment of $91,685.

The Company performed sensitivities of key assumptions used in the impairment test and determined that if all other assumptions were held constant:

●	A 0.5% increase or decrease in the after-tax discount rate would change the estimated fair value by $6,000.
●	A 10% increase or decrease in the enterprise value to the revenue exit multiple used in determining the terminal value would change the estimated fair value by $31,000.